CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Ordinary Shares [Member]	Share Premium [Member]	Warrants [Member]	Currency Translation Differences [Member]	Accumulated Deficit [Member]	Total
Opening balance at Dec. 31, 2014		$ 727	$ 50,863	$ 605	$ 286	$ (43,000)	$ 9,481
Opening balance (in shares) at Dec. 31, 2014		5,400,467
Changes in Equity [Roll Forward]
Expiration of non-tradable warrants			359	(359)
Exercise of warrants			1,933	(89)			1,844
Exercise of warrants (in shares)		208,843
Expiration of warrants (Series 7)			157	(157)
Proceeds from issuance of shares, net of issuance costs			30,608				30,608
Proceeds from issuance of shares, net of issuance costs (in shares)		5,663,750
Shares issued as part of an anti-dilution right			1,060				1,060
Shares issued as part of an anti-dilution right (in shares)		174,566
Exercise of options by employees	[1]
Exercise of options by employees (in shares)		565
Share-based compensation						381	381
Other comprehensive loss					(664)		(664)
Comprehensive loss						(7,180)	(7,180)
End balance at Dec. 31, 2015		$ 727	84,980		(378)	(49,799)	35,530
End balance (in shares) at Dec. 31, 2015		11,448,191
Changes in Equity [Roll Forward]
Share-based compensation						536	536
Comprehensive loss						(13,362)	(13,362)
End balance at Dec. 31, 2016		$ 727	84,980		(378)	(62,625)	22,704
End balance (in shares) at Dec. 31, 2016		11,448,191
Changes in Equity [Roll Forward]
Exercise of warrants			812				812
Exercise of warrants (in shares)		102,058
Proceeds from issuance of shares, net of issuance costs			63,131				63,131
Proceeds from issuance of shares, net of issuance costs (in shares)		14,514,138
Exercise of options by employees			45				45
Exercise of options by employees (in shares)		11,383
Share-based compensation						1,203	1,203
Comprehensive loss						(29,093)	(29,093)
End balance at Dec. 31, 2017		$ 727	$ 148,968		$ (378)	$ (90,515)	$ 58,802
End balance (in shares) at Dec. 31, 2017		26,075,770

[1]	Represents an amount less than $ 1,000.